UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

Investment Company Act file number 811-08332

                          Emerging Markets Portfolio
              ---------------------------------------------------
              (Exact name of registrant as specified in charter)

               255 State Street,
                   Boston MA                                     02109
      --------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

                             Alan R. Dynner, Esq.
                               255 State Street,
                                Boston MA 02109
              ---------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 617-482-8260

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2003 - 06/30/2004

ITEM 1. PROXY VOTING RECORD
The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.

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
Emerging Markets Portfolio                                                                   0000918685

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OAO LUKOIL                                                                    Agenda: 932192367
     CUSIP: 677862104                         Meeting Type: Annual
    Ticker: LUKOY                             Meeting Date: 6/24/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type       Vote         Management
-------------------------------------------------------------------------------------------------------
01     APPROVAL OF THE ANNUAL REPORT 2003, OF                         Mgmt
       THE ANNUAL ACCOUNTS INCLUDING THE
       PROFIT AND LOSS STATEMENT
02     AMOUNT, PAYMENT DATE, AND FORM OF                              Mgmt
       PAYMENT OF DIVIDENDS
03     ELECTION OF THE MEMBERS OF THE BOARD                           Mgmt
       OF DIRECTORS.
10     APPROVAL OF TRANSACTIONS INVOLVING                             Mgmt
       INTERESTED/RELATED PARTIES
4A     ELECTION OF THE MEMBER OF THE AUDIT                            Mgmt
       COMMISSION: NIKITENKO, VLADIMIR
       NIKOLAYEVICH
4B     ELECTION OF THE MEMBER OF THE AUDIT                            Mgmt
       COMMISSION: SKLYAROVA, TATIANA
       SERGUEYEVNA
4C     ELECTION OF THE MEMBER OF THE AUDIT                            Mgmt
       COMMISSION: TANULYAK, NATALIA
       ILYINICHNA
4D     ELECTION OF THE MEMBER OF THE AUDIT                            Mgmt
       COMMISSION: KONDRATIEV, PAVEL
       GENNADIEVICH
4E     ELECTION OF THE MEMBER OF THE AUDIT                            Mgmt
       COMMISSION: BULAVINA, LYUDMILA
       MIKHAILOVNA
5      REMUNERATION AND COMPENSATION OF                               Mgmt
       EXPENSES TO THE MEMBERS OF THE BOARD
       OF DIRECTORS AND AUDIT COMMISSION OF
       OAO LUKOIL
6      APPROVAL OF THE EXTERNAL AUDITOR OF                            Mgmt
       THE COMPANY
7      APPROVAL OF AMENDMENTS AND ADDENDA TO                          Mgmt
       THE CHARTER OF OAO LUKOIL
8      APPROVAL OF AMENDMENTS AND ADDENDA TO                          Mgmt
       THE REGULATIONS ON THE PROCEDURE FOR
       PREPARING AND HOLDING THE SHAREHOLDERS
       MEETING
9      APPROVAL OF AMENDMENTS AND ADDENDA TO                          Mgmt
       THE REGULATIONS ON THE BOARD OF
       DIRECTORS OF LUKOIL


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TENARIS, S.A.                                                                 Agenda: 932157250
     CUSIP: 88031M109                         Meeting Type: Annual
    Ticker: TS                                Meeting Date: 5/26/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type       Vote         Management
-------------------------------------------------------------------------------------------------------
01     APPROVAL OF THE COMPANY S CONSOLIDATED                         Mgmt
       FINANCIAL STATEMENTS AS OF, AND FOR
       THE FISCAL YEAR ENDED, DECEMBER 31,
       2003.
02     APPROVAL OF THE COMPANY S ANNUAL                               Mgmt
       ACCOUNTS AS OF, AND FOR THE FISCAL
       YEAR ENDED, DECEMBER 31, 2003.
       APPROVAL OF THE REPORT FROM THE
       BOARD OF DIRECTORS AND FROM THE
       INDEPENDENT AUDITOR OF THE ANNUAL
       ACCOUNTS.
03     APPROVAL OF DIVIDEND PAYMENT.                                  Mgmt
04     DISCHARGE OF BOARD OF DIRECTORS                                Mgmt
       RESPONSIBILITIES.
05     ELECTION OF MEMBERS OF THE BOARD OF                            Mgmt
       DIRECTORS.
06     AUTHORIZATION TO THE BOARD OF                                  Mgmt
       DIRECTORS TO DELEGATE THE DAY-TO- DAY
       MANAGEMENT OF THE BUSINESS TO ONE OR
       MORE OF ITS MEMBERS.
07     DETERMINATION OF COMPENSATION TO THE                           Mgmt
       MEMBERS OF THE BOARD OF DIRECTORS.
08     APPOINTMENT OF INDEPENDENT AUDITORS                            Mgmt
       AND APPROVAL OF THEIR FEES.

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TETON PETROLEUM COMPANY                                                       Agenda: 932083645
     CUSIP: 88162A205                         Meeting Type: Special
    Ticker: TPE                               Meeting Date: 1/27/2004           ISIN:
                                                                                            For/Against
Proposal                                                             Type       Vote         Management
-------------------------------------------------------------------------------------------------------
01     PROPOSAL TO APPROVE, PURSUANT TO RULES                         Mgmt
       ESTABLISHED BY THE AMERICAN STOCK
       EXCHANGE, THE ISSUANCE OF THE COMPANY S
       PREFERRED STOCK

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YUKOS CORP                                                                    Agenda: 932067590
     CUSIP: 98849W108                         Meeting Type: Special
    Ticker: YUKOY                             Meeting Date: 11/28/2003          ISIN:
                                                                                            For/Against
Proposal                                                             Type       Vote         Management
-------------------------------------------------------------------------------------------------------
01     YURI A. GOLUBEV                                                Mgmt
       RONALD MICHAEL FREEMAN                                         Mgmt


01     YEVGENIY A. TENENBAUM                                          Mgmt
       MICHEL SOUBLIN                                                 Mgmt
       BERNARD LOZE                                                   Mgmt
       SARAH CAREY                                                    Mgmt
       SIMON G. KUKES                                                 Mgmt
       D. L'VOVICH DAVIDOVICH                                         Mgmt
       YEVGENIY M. SHVIDLER                                           Mgmt
       FRANCOIS CLAUD BUCLEZ                                          Mgmt
       ALEXEY E. KONTOROVICH                                          Mgmt
02     APPROVAL OF THE NEW VERSION OF OAO NK                          Mgmt
       YUKOS CHARTER
03     PAYMENT OF DIVIDENDS ON OAO NK YUKOS                           Mgmt
       COMMON SHARES PER THE RESULTS OF THE
       FIRST NINE MONTHS OF FISCAL YEAR 2003

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           (Registrant) Emerging Markets Portfolio

                         By (Signature) /S/ Hon. Robert Lloyd George
                                        ----------------------------------------
                         Name           Hon. Robert Lloyd George

                         Title          President

Date 08-31-2004